Exhibit 99.2

John Deere Owner Trust 2009

Statement to Certificateholders

$233,600,000   Class A-1  1.13155%  Asset Backed Notes due July 02, 2010

$50,000,000   Class A-2  1.96000%  Asset Backed Notes due September 15, 2011

$309,000,000   Class A-3  2.59000%  Asset Backed Notes due October 15, 2013

$81,710,000   Class A-4  3.96000%  Asset Backed Notes due May 16, 2016

$28,093,218  Asset Backed Certificates

Payment Date:			15-Oct-09

(1) Amount of principal being paid or distributed:

	(a)	Class A-1 Notes:	$17,567,736.99
		per $1,000 original principal amount:	$75.20

	(b)	Class A-2 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(c)	Class A-3 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(d)	Class A-4 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(e)	Certificates:	$0.00
		per $1,000 original principal amount:	$0.00

	(f)	Total:	$17,567,736.99

(2) (a) Amount of interest being paid or distributed:

		(i) Class A-1 Notes:	$139,302.22
		per $1,000 original principal amount:	$0.60

		(ii) Class A-2 Notes:	$81,666.67
		per $1,000 original principal amount:	$1.63

		(iii) Class A-3 Notes:	$666,925.00
		per $1,000 original principal amount:	$2.16

		(iv) Class A-4 Notes:	$269,643.00
		per $1,000 original principal amount:	$3.30

		(v) Total:	$1,157,536.89

(3)		(a) Pool Balance (excluding accrued interest) at end of related Collection Period:	$622,780,432.21

(b) Note Value at end of related Collection Period:			$598,964,404.97

(c) Pool Face Amount at the end of related Collection Period:			$678,367,268.88

(4) After giving effect to distributions on this Payment Date:

(a)	(i)	Outstanding Principal Amount of Class A-1 Notes:	$130,161,186.97
	(ii)	A-1 Note Pool Factor:	0.5571969

(b)	(i)	Outstanding Principal Amount of Class A-2 Notes:	$50,000,000.00
	(ii)	A-2 Note Pool Factor:	1.0000000

(c)	(i)	Outstanding Principal Amount of Class A-3 Notes:	$309,000,000.00
	(ii)	A-3 Note Pool Factor:	1.0000000

(d)	(i)	Outstanding Principal Amount of Class A-4 Notes:	$81,710,000.00
	(ii)	A-4 Note Pool Factor:	1.0000000

(e)	(i)	Certificate Balance:	$28,093,218.00
	(ii)	Certificate Pool Factor:	1.0000000

(5) Amount of Servicing Fee:			$535,948.03
	per $1,000 original principal amount:		$0.76
(a) Amount of Servicing Fee earned:			$535,948.03
(b) Amount of Servicing Fee paid:			$535,948.03
(c) Amount of Servicing Fee Shortfall:			$0.00

(6) Amount of Administration Fee:			$100.00

(7) Amount paid to Indenture Trustee:			$0.00

(8) Amount paid to Owner Trustee:			$0.00

(9) Aggregate Purchase Amounts for Collection Period:			$0.00

(10) (i)		Amount in Reserve Account:	$16,857,678.00
(ii)		Specified Reserve Account Balance:	$16,857,678.00

(11) (i)		Face Amount of Receivables 60 days or more past due:	$8,839,119.00
(iii)		Face Amount of Receivables 60 days or more past due as a % of the Pool Balance:	1.42%

(12) (i)		Aggregate amount of net losses for the collection period:	$183,067.21
(ii)		Cumulative amount of net losses:	$352,490.01
(iii)		Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):	0.05%